INTANGIBLE ASSETS	4 Months Ended	9 Months Ended
	Jan. 31, 2015	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
5. Intangible Assets

The Company obtained an Option Agreement (“Option Agreement”) from RMR Holdings, Inc. with the Colorado School of Mines (“CSM”), which grants the Company an exclusive nine month option period to obtain an exclusive license for any patent rights owned by CSM. On August 25, 2014, CSM entered into the Option Agreement with the Company for a non-refundable fee of $30,000. Since the Company was in the process of formation, RMR Holdings, Inc. countersigned the Option Agreement with CSM on behalf of the Company. On October 15, 2014, the Company was incorporated in Nevada (Note 1) and was prepared to accept the Option Agreement. RMR Holdings, Inc. recorded amortization expense of $5,625 through October 15, 2014, which represented the elapsed time of holding the option since it was executed. The Company owed RMR Holdings, Inc. $24,375 which represented the approximate carrying value of RMR Holdings, Inc. at October 15, 2014, for an exclusive period which expires on May 25, 2015, to evaluate CSM’s existing patent rights, technology and market potential. The Company may extend the Option Agreement for two (2) three month periods in exchange for a $3,000 extension fee per each patent or patent application. The value of the Option Agreement will be amortized on a straight-line basis over the term of the exclusivity period.

NOTE E – INTANGIBLE ASSETS

The Company obtained an Option Agreement (“Option Agreement”) from RMR Holdings, Inc. with the Colorado School of Mines (“CSM”), which grants the Company an exclusive nine month option period to obtain an exclusive license for any patent rights owned by CSM. On August 25, 2014, CSM entered into the Option Agreement with the Company for a non-refundable fee of $30,000. Since the Company was in the process of formation, RMR Holdings, Inc. countersigned the Option Agreement with CSM on behalf of the Company. On October 15, 2014, the Company was incorporated in Nevada (Note 1) and RMR Holdings, Inc. assigned the Option Agreement to the Company. RMR Holdings, Inc. recorded amortization expense of $5,625 through October 15, 2014, which represented the elapsed time of holding the option since it was executed. The Company owed RMR Holdings, Inc. $24,375 which represented the approximate carrying value of RMR Holdings, Inc. at October 15, 2014, for an exclusive period which was initially set to expire on May 25, 2015, to evaluate CSM’s existing patent rights, technology and market potential. The Option Agreement was amended to extend the evaluation period until July 25, 2015. The Company may extend the Option Agreement for two (2) three month periods in exchange for a $3,000 extension fee per each patent or patent application. The value of the Option Agreement will be amortized on a straight-line basis over the term of the exclusivity period.